Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions and Dispositions [Abstract]
Summary of operations from discontinued operations
This has resulted in certain reclassifications for the years ended December 31, 2013 and 2012, the period from June 28, 2011 to December 31, 2011 and the period from January 1, 2011 to June 27, 2011.

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Period from June 28, 2011 to December 31, 2011	Period from January 1, 2011 to June 27, 2011
Discontinued operations:
Revenues	$35,243	$50,609	$26,551	$26,593
Operating expenses	(27,429)	(42,132)	(26,095)	(22,068)
Other expense, net	(4,310)	(10,915)	(6,218)	(2,506)
Income (loss) from discontinued operating properties	3,504	(2,438)	(5,762)	2,019
Gain on disposition of operating properties	3,392	5,369	—	—
Impairment on real estate held for sale	(45,122)	(13,599)	—	(8,608)
Loss from discontinued operations	$(38,226)	$(10,668)	$(5,762)	$(6,589)